TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (9,877)	$ (17,539)	$ (7,033)
Foreign	1,890	1,031	1,243
Pre-tax income (loss)	$ (7,987)	$ (16,508)	$ (5,790)